Shareholder Report, Holdings (Details) - C000252534 [Member]	Dec. 31, 2024
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schlumberger NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Collegium Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JD.com, Inc. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%